Condensed Balance Sheets (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 282,081,829	$ 196,113,315	$ 119,561,152	$ 136,859,336
Deferred tax assets	3,522,054	784,063
Other current assets	9,430,135	4,695,947
Total current assets	366,365,993	262,706,996
Investment in subsidiaries and VIEs	35,817,261	14,742,364
Non-current deferred tax assets	2,262,489	1,494,769
Other non-current assets	1,930,814	1,220,033
Total assets	431,100,062	303,254,657
Current liabilities
Other current liabilities	27,259,639	15,227,247
Total current liabilities	111,651,738	62,813,010
Uncertain tax position liabilities	1,793,459	1,650,399
Other non-current liabilities	5,004,281	3,596,295
Total liabilities	118,449,478	68,059,704
Shareholders' equity
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 28,715,882 shares issued and 27,648,066 shares outstanding as of December 31, 2013 and 29,123,118 shares issued and 28,055,302 shares outstanding as of December 31, 2014	14,561	14,358
Treasury stock (1,067,816 ordinary shares at both December 31, 2013 and December 31, 2014)	(11,675,955)	(11,675,955)
Additional paid-in capital	135,640,392	129,687,092
Retained earnings	169,525,124	97,118,620
Accumulated other comprehensive income	5,118,141	9,281,049
Total shareholders' equity	298,622,263	224,425,164
Total Liabilities and Equity	431,100,062	303,254,657
Parent Company
Current assets
Cash and cash equivalents	28,871,793	42,689,231	50,987,910	84,371,832
Due from subsidiaries and VIEs	36,220,656	38,453,506
Deferred tax assets	78,574	64,755
Other current assets	4,143,658	730,102
Total current assets	69,314,681	81,937,594
Investment in subsidiaries and VIEs	232,083,557	144,678,555
Non-current deferred tax assets	430,578	389,615
Other non-current assets	50,000
Total assets	301,878,816	227,005,764
Current liabilities
Other current liabilities	1,185,921	691,734
Total current liabilities	1,185,921	691,734
Uncertain tax position liabilities	774,284	605,820
Other non-current liabilities	1,296,348	1,283,046
Total liabilities	3,256,553	2,580,600
Shareholders' equity
Ordinary shares ($0.0005 par value): 94,100,000 shares authorized, 28,715,882 shares issued and 27,648,066 shares outstanding as of December 31, 2013 and 29,123,118 shares issued and 28,055,302 shares outstanding as of December 31, 2014	14,561	14,358
Treasury stock (1,067,816 ordinary shares at both December 31, 2013 and December 31, 2014)	(11,675,955)	(11,675,955)
Additional paid-in capital	135,640,392	129,687,092
Retained earnings	169,525,124	97,118,620
Accumulated other comprehensive income	5,118,141	9,281,049
Total shareholders' equity	298,622,263	224,425,164
Total Liabilities and Equity	$ 301,878,816	$ 227,005,764